DUE FROM FACTOR (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DUE FROM FACTOR
Schedule of due from factor

	September 30,	December 31,
	2021	2020
Outstanding receivables:
Without recourse	$1,022,552	$151,158
With recourse	58,884	42,945
Advances	119,937	56,246
Credits due customers	(107,064)	(40,316)
	$1,094,309	$210,033

	December 31,
	2020	2019
Outstanding receivables:
Without recourse	$151,158	$—
With recourse	42,945	—
Advances	56,246	—
Credits due customers	(40,316)	—
	$210,033	$—